Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 585,191	$ 303,109
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical gold bullion that constitutes total equity	99.90%	99.90%
Canada | Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 531,000	$ 243,000
Scenario Member | Other Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 20,200,000	$ 22,600,000
Percentage decrease in market value of gold	1.00%
Scenario Member | Canada
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%